Cost of Revenue	12 Months Ended
Mar. 31, 2026
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 16 — COST OF REVENUE

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Material – finished goods	13,629,947	15,715,516	14,595,924
Material – tooling	307,552	448,823	353,332
	13,937,499	16,164,339	14,949,256